OTHER RECEIVABLES, NET - Summary of Other receivables, net (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Current Portion
Other receivable - current portion	¥ 5,501,833	$ 821,448	¥ 6,939,676
Third Party
Current Portion
Business advances to officers and staffs (A)	1,441,807	215,268	957,277
Deposits for projects	3,259,236	486,619	1,982,987
VAT recoverable	437,095	65,260	3,562,295
Others	2,547,520	380,356	1,469,949
Other Receivables	7,685,658	1,147,503	7,972,508
Less: Long term portion (B)	(1,564,381)	(233,569)	(114,679)
Allowance for credit losses	(619,444)	(92,486)	(918,153)	$ (137,085)	¥ (1,529,036)
Other receivable - current portion	¥ 5,501,833	$ 821,448	¥ 6,939,676